Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Schedule of business net debt

The Group’s net debt was as follows:

	At December 31,
	2022	2021
	$’m	$’m
Loan notes	3,231	2,690
Other borrowings	361	197
Net borrowings	3,592	2,887
Cash, cash equivalents and restricted cash	(555)	(463)
Net debt	3,037	2,424

At December 31, 2022, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	480	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	533	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	415	06-Aug-26	Revolving	–	–	415
Lease obligations	Various	–	–	Amortizing	–	327	–
Other borrowings	Various	–	Rolling	Amortizing	–	40	–
Total borrowings						3,630	415
Deferred debt issue costs						(38)	–
Net borrowings						3,592	415
Cash, cash equivalents and restricted cash						(555)	555
Net debt / available liquidity						3,037	970

At December 31, 2021 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	510	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	566	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–		325
Lease obligations	Various	–	–	Amortizing	–	182	–
Other borrowings	Various	–	Rolling	Amortizing	–	19	–
Total borrowings						2,927	325
Deferred debt issue costs						(40)	–
Net borrowings						2,887	325
Cash, cash equivalents and restricted cash						(463)	463
Net debt / available liquidity						2,424	788

Schedule of business movement in net debt

	At December 31,
	2022	2021
	$’m	$’m
Net increase in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	(92)	(206)
Increase in net borrowings	705	52
Increase/(decrease) in net debt	613	(154)
Net debt at January 1,	2,424	2,578
Net debt at December 31,	3,037	2,424
*	Includes exchange loss on cash, cash equivalents and restricted cash

Schedule of maturity analysis of borrowings

	At December 31,
	2022	2021
	$’m	$’m
Within one year or on demand	68	56
Between one and three years	100	55
Between three and five years	704	59
Greater than five years	2,758	2,757
Total borrowings	3,630	2,927
Deferred debt issue costs	(38)	(40)
Net borrowings	3,592	2,887

Schedule of contracted undiscounted cash flows of lease liabilities

	At December 31,
	2022	2021
	$’m	$’m
Not later than one year	70	50
Later than one year and not later than five years	224	127
Later than five years	108	36
	402	213

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2022	$’m	$’m	$’m
Within one year or on demand	210	40	1,227
Between one and three years	374	4	—
Between three and five years	947	12	—
Greater than five years	2,891	1	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2021	$’m	$’m	$’m
Within one year or on demand	152	10	1,204
Between one and three years	242	2	—
Between three and five years	243	—	—
Greater than five years	2,973	—	—

Schedule of carrying value and fair value of the related party

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2022	$'m	$'m	$'m	$'m
Loan notes	3,263	(32)	3,231	2,702
Other borrowings	40	(6)	34	40
	3,303	(38)	3,265	2,742

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2021	$'m	$'m	$'m	$'m
Loan notes	2,726	(36)	2,690	2,682
Other borrowings	19	(4)	15	19
	2,745	(40)	2,705	2,701

Schedule of effective interest rates of financial liabilities and lease liabilities

	2022		2021
	USD	EUR	USD	EUR
2.000% Senior Secured Green Notes due 2028		2.27%		2.30%
3.250% Senior Secured Green Notes due 2028	3.52%		3.58%
6.000% Senior Secured Green Notes due 2027	6.70%
3.000% Senior Green Notes due 2029		3.25%		3.28%
4.000% Senior Green Notes due 2029	4.26%		4.31%

	2022	2021
	Various Currencies
Lease obligations	5.02%	4.55%

Schedule of net borrowings denominated by currency

	At December 31,
	2022	2021
	$’m	$’m
Euro	1,057	1,115
U.S. dollar	2,492	1,745
GBP	19	15
Other	24	12
	3,592	2,887

Summary of derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	29	34	522
Forward foreign exchange contracts	18	23	1,132
At December 31, 2022	47	57	1,654

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	101	2	284
Forward foreign exchange contracts	3	10	1,176
At December 31, 2021	104	12	1,460